Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party (Tables)	12 Months Ended
Dec. 31, 2025
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Schedule of Loan Payables

Loan payables consist of the following:

(in USD)	December 31, 2024	December 31, 2025
Short-term loan payables	175,972,800	262,266,751
Long-term loan payables, current portion	103,472,536	45,268,300
Total loan payables, current	279,445,336	307,535,051
Long-term loan payables, non-current portion	128,166,851	680,191,285
Term loan payables	—	40,590,795
Total loan payables, non current	128,166,851	720,782,080
Total loan payables	407,612,187	1,028,317,131

Schedule of Crypto Assets Collateral Receivable from Related Party	The Company recognizes such pledged assets under “crypto assets collateral receivable from related party” on the combined and consolidated balance sheets, as follows:
(in USD)	December 31, 2024	December 31, 2025
Short-term collateral receivables	465,326,145	414,081,147
Long-term collateral receivables, current	200,640,843	15,795,812
Total collateral receivables, current	665,966,988	429,876,959
Long-term collateral receivables, non-current	71,040,098	754,895,423
Collateral receivables - Term loan	—	72,073,550
Total collateral receivables, non-current	71,040,098	826,968,973
Total collateral receivables	737,007,086	1,256,845,932

Schedule of Fair Value of Crypto Assets	The crypto assets of the Company consist of the following:
	December 31, 2024			December 31, 2025
	Units	Fair value (USD)	Cost basis (USD)	Units	Fair value (USD)	Cost basis (USD)
Bitcoin	497	45,718,280	46,469,779	3	256,946	254,990
USDT	14,305,267	14,275,226	14,277,369	11,364,488	11,351,306	11,367,092
Ethereum	9	30,457	22,622	9	26,877	37,877
Other crypto assets	*	3,855	2,951	*	5,396	4,364
Total crypto assets held		60,027,818	60,772,721		11,640,525	11,664,323
*	Not meaningful.

Related Party [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Schedule of Fair Value of Crypto Assets
	December 31, 2024		December 31, 2025
	Units	Fair Value USD	Units	Fair Value USD
Bitcoin	8,019	737,007,086	12,883	1,131,333,447
Ethereum	—	—	9,115	27,180,630
XAUt	—	—	6,052	26,258,305
XAUt - Term loan	—	—	16,613	72,073,550
Total		737,007,086		1,256,845,932